SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 8) (USD $)	10 Months Ended	12 Months Ended
	Nov. 09, 2010	Dec. 31, 2011 installment	Dec. 31, 2009	Feb. 07, 2011 D	Dec. 31, 2010
Carrying Amount
Fixed-rate debt		$ 14,795,370,000			$ 15,416,077,000
Variable-rate debt		2,347,644,000			2,425,680,000
Total long-term Debt, carrying value		17,143,014,000			17,841,757,000
Estimated Fair Value
Fixed-rate debt		14,978,908,000			15,217,325,000
Variable-rate debt		2,326,533,000			2,427,845,000
Total long-term debt, fair value		17,305,441,000			17,645,170,000
Reorganization Items
Net credit (expense) on reorganization items	(356,900,000)		76,900,000
Success or completion fees accrued		7,100,000
Number of days after the effective date on which the amount payable under KEIP is calculated (in days)				90
Amount paid under KEIP		181,500,000
Number of installments for payment of KEIP		2
Accrued liability for the KEIP					115,500,000
Expenses recognized for the KEIP			$ 27,500,000